Advance Payments	9 Months Ended
Sep. 30, 2011
Advance Payments
Advance Payments

Note 4 - Advance Payments

As a common business practice, the Company is required to make advance payments to certain media for issuing advertisements. As of September 30, 2011 and December 31, 2010, balances on advance payments were $10,548,219 and $4,522,647, respectively.